UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2006

Check here if Amendment [   ]; Amendment Number: ____
        This Amendment (Check only one.):   [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                 Aptus Capital, LLC
Address:              2311 Highland Avenue
                      Suite 340
                      Birmingham, AL  35205


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                 Timothy Calise
Title:                Managing Director
Phone:                205-933-6500

Signature, Place, and Date of Signing:

/s/ Timothy Calise                   Birmingham, AL               02/09/2007
-------------------               ------------------             -----------
    [Signature]                    [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     45

Form 13F Information Table Value Total:     $220,486 (thousands)

List of Other Included Managers:            None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None

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                                       FORM 13F INFORMATION TABLE
                              NAME OF REPORTING MANAGER: TIMOTHY CALISE
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  COLUMN 1                     COLUMN 2      COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6     COLUMN 7      COLUMN 8
--------------------------------------------------------------------------------------------------------------------------------

  NAME OF                     TITLE OF        CUSIP      VALUE       AMOUNT AND TYPE     INVESTMENT    OTHER         VOTING
  ISSUER                       CLASS          NUMBER    (x$1,000)      OF SECURITY       DISCRETION   MANAGERS      AUTHORITY
  -------                     -------         ------    --------     ---------------     ----------   --------     -----------

                                                                    SHRS OR
                                                                    PRN       SH/ PUT/
                                                                    AMT       PRN CALL                       Sole    Shared  None
                                                                    ------    --------                      ------   ------  -----
FOCUS MEDIA HLDG LTD           SPONSORED ADR  34415V109    6,307    95,000    SH         SOLE               95,000
ALCON INC                      COM SHS        H01301102    2,682    24,000    SH         SOLE               24,000
ARMOR HOLDINGS INC             COM            042260109    1,920    35,000    SH         SOLE               35,000
AVON PRODS INC                 COM            054303102    1,982    60,000    SH         SOLE               60,000
BARNES & NOBLE INC             COM            067774109    1,588    40,000    SH         SOLE               40,000
BJS WHOLESALE CLUB INC         COM            05548J106    2,489    80,000    SH         SOLE               80,000
BORDERS GROUP INC              COM            099709107    1,341    60,000    SH         SOLE               60,000
BROADCOM CORP                  CL A           111320107    2,423    75,000    SH         SOLE               75,000
CAREER EDUCATION CORP          COM            141665109    3,469   140,000    SH         SOLE              140,000
CHICOS FAS INC                 COM            168615102    4,138   200,000    SH         SOLE              200,000
COVENTRY HEALTH CARE INC       COM            222862104    4,254    85,000    SH         SOLE               85,000
COVENTRY HEALTH CARE INC       COM            222862104    2,503    50,000        CALL   SOLE
DEVON ENERGY CORP NEW          COM            25179M103      939    14,000    SH         SOLE               14,000
DIAMONDS TR                    UNIT SER 1     252787106   51,630   415,000        PUT    SOLE              415,000
DREAMWORKS ANIMATION SKG INC   CL A           26153C103    2,654    90,000    SH         SOLE               90,000
DUKE REALTY CORP               COM NEW        264411505    1,227    30,000    SH         SOLE               30,000
FOOT LOCKER INC                COM            344849104    6,250   285,000    SH         SOLE              285,000
HALLIBURTON CO                 COM            406216101    5,744   185,000    SH         SOLE              185,000
HOME DEPOT INC                 COM            437076102    1,606    40,000    SH         SOLE               40,000
IMCLONE SYS INC                COM            45245W109    2,275    85,000    SH         SOLE               85,000
INTEL CORP                     COM            458140100    3,645   180,000        CALL   SOLE
JAMES RIVER COAL CO            COM NEW        470355207    2,227   240,000    SH         SOLE              240,000
KEYNOTE SYS INC                COM            493308100    1,113   105,000    SH         SOLE              105,000
L-3 COMMUNICATIONS HLDGS INC   COM            502424104    1,227    15,000    SH         SOLE               15,000
LIMITED BRANDS INC             COM            532716107    3,762   130,000        CALL   SOLE
MANITOWOC INC                  COM            563571108    2,972    50,000    SH         SOLE               50,000
MARVELL TECHNOLOGY GROUP LTD   ORD            G5876H105    2,111   110,000    SH         SOLE              110,000
MASSEY ENERGY CORP             COM            576206106    4,878   210,000    SH         SOLE              210,000
NABORS INDUSTRIES LTD          SHS            G6359F103      213     7,000    SH         SOLE                7,000
NASDAQ STOCK MARKET INC        COM            631103108    1,540    50,000    SH         SOLE               50,000
POLO RALPH LAUREN CORP         CL A           731572103    2,718    35,000    SH         SOLE               35,000
PROSHARES TR                   ULTRASHT SP500 74347R883    8,141   140,000    SH         SOLE              140,000
SOUTHWESTERN ENERGY CO         COM            845467109    2,804    80,000    SH         SOLE               80,000
SPDR TR                        UNIT SER 1     78462F103   49,567   350,000        PUT    SOLE              350,000
STARWOOD HOTELS&RESORTS WRLD   COM            85590A401    4,375    70,000    SH         SOLE               70,000
TIMBERLAND CO                  CL A           887100105      790    25,000        CALL   SOLE
TRIAD HOSPITALS INC            COM            89579K109    4,183   100,000    SH         SOLE              100,000
U S AIRWAYS GROUP INC          COM            90341W108      646    12,000    SH         SOLE               12,000
UNITED STATES STL CORP NEW     COM            912909108    2,560    35,000    SH         SOLE               35,000
VORNADO RLTY TR                SH BEN INT     929042109    2,916    24,000    SH         SOLE               24,000
WHOLE FOODS MKT INC            COM            966837106    2,816    60,000    SH         SOLE               60,000
WILLIAMS SONOMA INC            COM            969904101      629    20,000    SH         SOLE               20,000
WMS INDS INC                   COM            929297109      523    15,000    SH         SOLE               15,000
WYNDHAM WORLDWIDE CORP         COM            98310W108    1,601    50,000    SH         SOLE               50,000
YAHOO INC                      COM            984332106    5,108   200,000    SH         SOLE              200,000



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